Cover	Nov. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39715
Entity Registrant Name	Aequi Acquisition Corp.
Entity Central Index Key	0001823826
Entity Tax Identification Number	85-2850133
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Putnam Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(917)
Local Phone Number	297-4075
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	ARBGU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ARBG
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	ARBGW
Security Exchange Name	NASDAQ